EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Prospectus dated December 1, 2014

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Hexavest Global Equity Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	n/a
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.44%	1.19%
Expense Reimbursement(1)	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%	0.99%

(1)

The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$986	$ 1,299	$2,184
Class I shares	$101	$358	$ 635	$1,425

2.

The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund” and “Fund Summaries – Eaton Vance Hexavest International Equity Fund” in “Management”:

Portfolio Managers.  The Fund is managed by a team comprised of:

Vital Proulx, President and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in 2012;

Jean-René Adam, Co-Chief Investment Officer and Vice President at Hexavest, who has managed the Fund since its inception in 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012; and

Frédéric Imbeault, Vice President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in 2012.

3.

The following replaces the third paragraph under “Hexavest Global Equity Fund” in “Management and Organization”:

Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

4.

The following replaces the third paragraph under “Hexavest International Equity Fund in “Management and Organization”:

International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are:  Vital Proulx, Jean-René Adam, Marc Christopher Lavoie and Frédéric Imbeault.  Jean-Pierre Couture and Christian Crête are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2012 and December 2014, respectively. Mr. Proulx is President and Chief Investment Officer of Hexavest. Mr. Adam is Vice President and Co-Chief Investment Officer of Hexavest, Mr. Lavoie is Vice President and Portfolio Manager of Hexavest and Mr. Imbeault is Vice President and Portfolio Manager of Hexavest.  Mr. Couture has been a Portfolio Manager at Hexavest since 2010.  Prior to joining Hexavest in 2010, Mr. Couture spent nine years at Caisse de dépôt et placement du Québec where he held a number of roles, including Director of Macroeconomic Research and Senior Analyst, Global Macro.  Mr. Crête joined Hexavest in 2012.  Prior to Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst.

January 2, 2015	17105 1.2.15

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

Supplement to Statement of Additional Information dated December 1, 2014

1.

The following replaces the ninth and tenth paragraphs and accompanying table under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jean-René Adam
Registered Investment Companies	4	$ 73.1	0	$ 0
Other Pooled Investment Vehicles	17	$ 9,024.0	1	$ 179.9
Other Accounts	21	$ 5,280.6	11	$ 2,532.5
Jean-Pierre Couture
Registered Investment Companies	3	$ 70.9	0	$ 0
Other Pooled Investment Vehicles	16	$ 6,909.6	1	$ 179.9
Other Accounts	21	$ 5,280.6	11	$ 2,532.5
Christian Crête*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Frédéric Imbeault
Registered Investment Companies	2	$ 64.1	0	$ 0
Other Pooled Investment Vehicles	15	$ 6,800.3	1	$ 179.9
Other Accounts	20	$ 5,229.0	10	$ 2,480.8
Marc Christopher Lavoie
Registered Investment Companies	2	$ 64.1	0	$ 0
Other Pooled Investment Vehicles	15	$ 6,800.3	1	$ 179.9
Other Accounts	20	$ 5,229.0	10	$ 2,480.8
Jean-Benoit Leblanc
Registered Investment Companies	1	$ 6.8	0	$ 0
Other Pooled Investment Vehicles	1	$ 109.3	0	$ 0
Other Accounts	1	$ 51.6	1	$ 51.6

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vital Proulx
Registered Investment Companies	4	$ 73.1	0	$ 0
Other Pooled Investment Vehicles	17	$ 9,024.0	1	$ 179.9
Other Accounts	21	$ 5,280.6	11	$ 2,532.5

*

As of November 30, 2014.  Mr. Crête became a portfolio manager of Hexavest Global Equity Fund, Hexavest International Equity Fund and other pooled investment vehicles and other accounts on December 31, 2014.

None of the portfolio managers beneficially owned any equity securities of a Fund as of each Fund’s most recent fiscal year ended July 31, 2014 or, of any of the funds in the Eaton Vance family of funds as of December 31, 2013.

2.

The following replaces Appendix D:  Hexavest Proxy Voting Policies and Procedures:

Appendix D

HEXAVEST

PROXY VOTING POLICIES AND PROCEDURES

Hexavest Inc. (“Hexavest”), as a matter of policy and as a fiduciary to our clients, has the responsibility, except for clients that have retained the right to exercise their voting right, for voting proxies for portfolio securities consistent with the best economic interests of the clients. Hexavest has developed proxy voting guidelines that set out how Hexavest intends to vote on commonly raised, or potentially contentious issues.  Hexavest has mandated a third part proxy voting service provider (the “third party service provider”) to analyse the proposals and vote in accordance with Hexavest’s proxy voting guidelines.  Hexavest maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting, and makes appropriate disclosures about the firm’s proxy policies and practices. The firm’s policy and practice includes the responsibility, to monitor and oversee the activities of the third party service provider, to monitor the firm’s proxy voting policy, as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background

As per Canadian and U.S. securities legislation, proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.

Most specifically, investment advisers registered with the SEC, which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act (a) to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) to maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Compliance Department has the responsibility for implementing and monitoring the firm’s proxy voting policy, practices, disclosures, and record keeping.

Procedure

Hexavest has adopted procedures to implement the firm’s policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedures

•

The Compliance Department will ensure that the Investment Management Agreement clearly indicates who has the voting responsibility and the Operations Team will update the internal system accordingly.

•

If a client has retained the right to exercise its voting right, the client is responsible for authorizing the Trustee/Custodian to send all shareholder communication and proxy voting material to the client or the client’s designee.

•

If a client has assigned the voting responsibility to Hexavest, the client must authorize the Trustee/Custodian to forward all proxy voting material to the third-party service provider selected by Hexavest.  The operations Team is responsible to ensure that new accounts are added to the voting platform with the firm’s third-party service provider.

•

The proxies are voted by the third party service provider and proxy items pertaining to financial matters such as but not limited to mergers and acquisitions are referred back to Hexavest and its relevant portfolio manager.

•

Hexavest does not usually vote on proxies in blocked markets.

•

No information will be provided to the media or other public disclosure made in advance of a meeting as to how votes will be exercised.

Disclosure

•

Hexavest shall provide to all its clients conspicuously displayed information in a disclosure document (the “Disclosure Document”) summarizing the firm’s voting policy and procedures, including the opportunity for clients to requesta copy of these policies and procedures as well as request information regarding how Hexavest voted a client’s proxies.

•

The Disclosure document shall consist of the firm’s Form ADV for U.S. and Australian clients and the firm’s Conflicts of Interest Disclosure Statement.

Client Requests for Information

•

All client requests for information regarding proxy votes, or policies and procedures, should be forwarded to the designated Client Servicing Manager.  When responding to a client request, the Client Servicing Manager shall prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how each client’s proxy is voted with respect to each proposal for which the client inquired about.

Voting Guidelines

•

Hexavest has developed proxy voting guidelines based on ESG (Environmental, Social and Corporate Governance) principles that set out how Hexavest intends to vote on commonly raised, or potentially contentious issues.

•

All client requests that place restrictions on Hexavest’s voting authority must be forwarded to the Client Servicing Manager, Operations Team and to the Chief Compliance Officer. All requests will be analyzed on a case-by-case basis.

Conflicts of Interest

•

Hexavest will seek to identify conflicts that may arise between the interests of the firm and the client by reviewing the relationship of Hexavest with the issuer of each security in order to determine if whether or not Hexavest or any of its employees has any financial, business, or personal relationship with the issuer.

•

Hexavest has also established and implemented measures reasonably designed to identify and address the third party service provider’s conflicts that may arise on an ongoing basis, such as requiring the third party service provider to update Hexavest of any material changes with respect to its capacity and competence to provide proxy voting services or with respect to its policies and procedures regarding conflict of interest.

•

If a material conflict of interest arises, the Chief Compliance Officer will determine whether it is appropriate or not to disclose the conflict to the clients involved and to give these clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.

•

The Compliance Department will maintain a record of the voting resolution pertaining to all conflict of interest.

Recordkeeping

The following records shall be kept by Hexavest or by the third party service provider when it has been outsourced, in accordance with Hexavest’s recordkeeping requirements and this for a period of seven years:

•

Each proxy statement that the third party service provider receives.

•

A record of each vote that the third party service provider casts.

•

Any document that Hexavest has created which was material in the decision making process on how to vote a proxy, or that records such decision including periodic reports to the Chief Compliance Officer or Investment Committee, if applicable.

•

A copy of each written request from a client for information on how Hexavest voted such client’s proxies, and a copy of any written response.

Monitoring

The Compliance Department shall perform periodic sampling of proxy votes to review whether they complied with Hexavest’s proxy voting guidelines. Furthermore, as part of Hexavest’s ongoing compliance program, it shall review at least annually, the adequacy of its proxy voting policies and procedures to make sure they have been implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

The Compliance Department has also adopted and implemented a third party relationships policy and procedure that is designed to provide ongoing oversight of the third party service provider in order to ensure that Hexavest, acting through the third party service provider, continues to vote proxies in the best interest of its clients.

Dated as of December 9, 2014

January 2, 2015